Share capital - Additional Information (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Number Of Shares Authorised Share Capital	62,202	62,202
Authorised shares par value	$ 0
Ordinery Share Capital [Member]
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Number Of Shares Authorised Share Capital	62,202	62,202